UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2017

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 102.3%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.5%
Bridgestone Corp.	6,600	$278,799

Automobiles - 6.8%
Bayerische Motoren Werke AG	13,954	1,283,672
Daimler AG, Registered Shares	18,204	1,277,694
Toyota Motor Corp.	21,900	1,238,374

Total Automobiles		3,799,740

Household Durables - 1.4%
Berkeley Group Holdings PLC	2,003	92,391
Persimmon PLC	21,515	710,808

Total Household Durables		803,199

Media - 2.2%
Eutelsat Communications SA	14,243	385,945
Metropole Television SA	1,952	47,267
Sky PLC	62,936	801,315

Total Media		1,234,527

Multiline Retail - 0.3%
Harvey Norman Holdings Ltd.	51,734	180,862

Specialty Retail - 0.5%
Aoyama Trading Co., Ltd.	3,200	111,606
Automotive Holdings Group Ltd.	17,998	55,146
Luk Fook Holdings International Ltd.	15,000	55,116
Matas A/S	2,003	30,927

Total Specialty Retail		252,795

Textiles, Apparel & Luxury Goods - 0.4%
Li & Fung Ltd.	610,000	223,358

TOTAL CONSUMER DISCRETIONARY		6,773,280

CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 0.3%
Axfood AB	9,074	152,848

Personal Products - 2.8%
Unilever PLC	27,565	1,571,698

Tobacco - 5.7%
British American Tobacco PLC	21,259	1,322,096
Japan Tobacco Inc.	40,600	1,411,950
Swedish Match AB	12,392	435,895

Total Tobacco		3,169,941

TOTAL CONSUMER STAPLES		4,894,487

ENERGY - 4.4%
Energy Equipment & Services - 0.1%
Ocean Yield ASA	3,856	32,857

Oil, Gas & Consumable Fuels - 4.3%
Enagas SA	39,634	1,120,654
Gaztransport Et Technigaz SA	1,207	57,497
Paz Oil Co., Ltd.	408	68,156
Snam SpA	244,362	1,155,946

Total Oil, Gas & Consumable Fuels		2,402,253

TOTAL ENERGY		2,435,110

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 21.5%
Banks - 13.5%
Banque Cantonale Vaudoise, Registered Shares	117	$84,639
Canadian Imperial Bank of Commerce	7,650	664,033
Commonwealth Bank of Australia	15,551	1,041,668
National Australia Bank Ltd.	53,877	1,290,893
National Bank of Canada	2,840	127,905
Nordea Bank AB	108,139	1,364,830
Oversea-Chinese Banking Corp., Ltd.	113,800	953,967
Swedbank AB, Class A Shares	42,879	1,119,534
United Overseas Bank Ltd.	50,700	897,534

Total Banks		7,545,003

Capital Markets - 0.3%
IGM Financial Inc.	4,280	144,045

Consumer Finance - 0.2%
Cembra Money Bank AG	1,394	125,063	*

Insurance - 7.5%
Baloise Holding AG, Registered Shares	3,026	486,313
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	7,003	1,504,663
Power Financial Corp.	7,103	192,452
Sampo OYJ, Class A Shares	13,429	734,930
Swiss Re AG	13,139	1,267,089

Total Insurance		4,185,447

TOTAL FINANCIALS		11,999,558

HEALTH CARE - 5.1%
Pharmaceuticals - 5.1%
Novartis AG, Registered Shares	17,355	1,478,930
Roche Holding AG	5,472	1,385,897

TOTAL HEALTH CARE		2,864,827

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.1%
BAE Systems PLC	146,060	1,159,160

Air Freight & Logistics - 0.4%
bpost SA	7,595	208,096

Airlines - 2.2%
Air New Zealand Ltd.	25,032	62,977
Japan Airlines Co., Ltd.	37,100	1,200,715

Total Airlines		1,263,692

Construction & Engineering - 1.0%
Carillion PLC	52,855	39,610
Galliford Try PLC	3,737	66,859
Skanska AB, Class B Shares	20,941	476,203

Total Construction & Engineering		582,672

Industrial Conglomerates - 0.8%
Keppel Corp., Ltd.	81,700	386,449
NWS Holdings Ltd.	32,000	61,290

Total Industrial Conglomerates		447,739

Machinery - 1.8%
Kone OYJ, Class B Shares	15,004	781,694
Yangzijiang Shipbuilding Holdings Ltd.	197,200	205,910

Total Machinery		987,604

Marine - 1.2%
Kuehne & Nagel International AG, Registered Shares	3,994	695,578

Road & Rail - 0.5%
ComfortDelGro Corp., Ltd.	163,300	278,363

Trading Companies & Distributors - 1.9%
Marubeni Corp.	158,300	1,050,068

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Transportation Infrastructure - 1.6%
Abertis Infraestructuras SA	45,274	$894,507

TOTAL INDUSTRIALS		7,567,479

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
VTech Holdings Ltd.	8,600	124,418

Electronic Equipment, Instruments & Components - 0.2%
Venture Corp., Ltd.	12,000	116,622

IT Services - 0.2%
NEC Networks & System Integration Corp.	1,700	37,163
Tieto OYJ	2,599	82,455

Total IT Services		119,618

Technology Hardware, Storage & Peripherals - 0.2%
Neopost SA	2,057	94,286

TOTAL INFORMATION TECHNOLOGY		454,944

MATERIALS - 1.8%
Construction Materials - 0.3%
CSR Ltd.	52,277	163,941

Paper & Forest Products - 1.5%
Navigator Co. SA	14,737	63,502
UPM-Kymmene OYJ	28,520	776,863

Total Paper & Forest Products		840,365

TOTAL MATERIALS		1,004,306

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Ascendas Real Estate Investment Trust	204,000	406,449
Ascott Residence Trust	67,700	59,450
CapitaLand Commercial Trust	170,000	215,769
CapitaLand Mall Trust	166,600	247,106
Charter Hall Retail REIT	21,345	70,012
Cominar Real Estate Investment Trust	10,213	107,639
Cromwell Property Group	48,180	35,460
Daiwa House REIT Investment Corp.	35	86,734
Dream Global Real Estate Investment Trust	6,543	53,897
H&R Real Estate Investment Trust	9,366	158,510
Heiwa Real Estate REIT Inc.	51	42,097
Invesco Office J-REIT Inc.	86	83,703
Japan Rental Housing Investments Inc.	86	64,045
Keppel DC REIT	44,148	41,700
Keppel REIT	95,200	81,491
Mapletree Greater China Commercial Trust	85,200	69,787
Mapletree Industrial Trust	51,000	69,811
Mapletree Logistics Trust	64,700	57,293
Mercialys SA	2,975	60,223
NIPPON REIT Investment Corp.	31	87,170
Pure Industrial Real Estate Trust	10,216	52,196
RioCan Real Estate Investment Trust	10,215	197,377
Smart Real Estate Investment Trust	4,263	107,229
Suntec Real Estate Investment Trust	88,500	124,082
Wereldhave NV	3,499	169,495

Total Equity Real Estate Investment Trusts (REITs)		2,748,725

Real Estate Management & Development - 0.9%
Swire Pacific Ltd., Class A Shares	18,000	179,521
Swiss Prime Site AG, Registered Shares	3,227	291,179	*

Total Real Estate Management & Development		470,700

TOTAL REAL ESTATE		3,219,425

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 13.3%
BCE Inc.		31,766	$1,491,034
Elisa OYJ		8,736	359,580
HKT Trust and HKT Ltd.		491,000	643,704
Proximus SA		11,877	417,512
Singapore Telecommunications Ltd.		428,200	1,254,440
Swisscom AG, Registered Shares		2,957	1,445,549
Telstra Corp., Ltd.		326,327	1,070,352
TELUS Corp.		20,140	727,415

Total Diversified Telecommunication Services			7,409,586

Wireless Telecommunication Services - 0.5%
Freenet AG		7,119	240,436
M1 Ltd.		32,300	43,022
SmarTone Telecommunications Holdings Ltd.		25,500	33,496

Total Wireless Telecommunication Services			316,954

TOTAL TELECOMMUNICATION SERVICES			7,726,540

UTILITIES - 14.7%
Electric Utilities - 9.4%
Emera Inc.		12,064	448,983
Endesa SA		43,353	1,026,939
Energias de Portugal SA		105,746	375,546
Iberdrola SA		179,080	1,412,735
Red Electrica Corporacion SA		55,657	1,193,868
Terna-Rete Elettrica Nazionale SpA		137,558	785,872

Total Electric Utilities			5,243,943

Gas Utilities - 1.1%
Gas Natural SDG SA		25,054	586,950

Multi-Utilities - 2.3%
National Grid PLC		101,600	1,255,791
REN - Redes Energeticas Nacionais SGPS SA		11,559	37,493

Total Multi-Utilities			1,293,284

Water Utilities - 1.9%
Pennon Group PLC		21,718	230,670
Severn Trent PLC		14,005	413,912
United Utilities Group PLC		35,404	419,241

Total Water Utilities			1,063,823

TOTAL UTILITIES			8,188,000

TOTAL COMMON STOCKS (Cost - $54,784,358)			57,127,956

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $93,278)		1,156	92,167

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $54,877,636)			57,220,123

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $79,791)	0.938%	79,791	79,791

TOTAL INVESTMENTS - 102.7% (Cost - $54,957,427#)			57,299,914
Liabilities in Excess of Other Assets - (2.7)%			(1,485,919)

TOTAL NET ASSETS - 100.0%			$55,813,995

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,537,684	CHF	2,439,526	Bank of New York	8/8/17	$13,993
USD	4,631,869	CHF	4,478,475	Bank of New York	8/8/17	(1,116)
USD	5,913,403	EUR	5,177,300	Bank of New York	8/8/17	(217,395)
USD	10,896,747	EUR	9,530,177	Bank of New York	8/8/17	(388,593)
USD	1,937,056	JPY	218,972,546	Bank of New York	8/8/17	(49,677)
USD	3,508,001	JPY	401,148,908	Bank of New York	8/8/17	(131,614)
USD	1,341,504	AUD	1,770,757	UBS AG	8/8/17	(74,995)
USD	2,466,651	AUD	3,242,164	UBS AG	8/8/17	(126,885)
USD	1,525,566	CAD	1,971,766	UBS AG	8/8/17	(56,150)
USD	2,809,938	CAD	3,629,330	UBS AG	8/8/17	(101,445)
USD	2,868,621	GBP	2,213,044	UBS AG	8/8/17	(51,840)
USD	5,215,785	GBP	4,058,086	UBS AG	8/8/17	(139,499)
USD	463,756	HKD	3,619,679	UBS AG	8/8/17	266
USD	848,134	HKD	6,620,818	UBS AG	8/8/17	356
USD	1,264,885	SEK	10,670,075	UBS AG	8/8/17	(57,127)
USD	2,334,706	SEK	19,665,854	UBS AG	8/8/17	(101,873)
USD	1,851,791	SGD	2,560,029	UBS AG	8/8/17	(37,446)
USD	3,383,518	SGD	4,685,959	UBS AG	8/8/17	(74,601)

Total						$(1,595,641)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Bats BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$57,127,956	—	—	$57,127,956
Preferred Stocks	92,167	—	—	92,167

Total Long-Term Investments	$57,220,123	—	—	$57,220,123

Short-Term Investments†	79,791	—	—	79,791

Total Investments	$57,299,914	—	—	$57,299,914

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$14,615	—	$14,615

Total	$57,299,914	$14,615	—	$57,314,529

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,610,256	—	$1,610,256

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2017, securities valued at $35,023,263 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,663,039
Gross unrealized depreciation	(320,552)

Net unrealized appreciation	$2,342,487

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 22, 2017